AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Information Technology – 25.8%
Communications Equipment – 1.3%
Lumentum Holdings, Inc.(a) (b)	190,783	$38,454,221

Electronic Equipment, Instruments & Components – 4.2%
Advanced Energy Industries, Inc.(b)	178,578	36,203,118
Allegro MicroSystems, Inc.(a) (b)	749,375	22,421,300
Fabrinet(a) (b)	158,124	69,664,691

		128,289,109

Semiconductors & Semiconductor Equipment – 10.8%
Ambiq Micro, Inc.(a) (b)	215,808	6,595,092
Credo Technology Group Holding Ltd.(a)	529,789	99,399,012
Lattice Semiconductor Corp.(a) (b)	56,400	4,114,944
MACOM Technology Solutions Holdings, Inc.(a) (b)	296,687	43,948,245
Rambus, Inc.(a)	556,988	57,280,646
Rigetti Computing, Inc.(a) (b)	312,695	13,843,008
Semtech Corp.(a) (b)	805,040	54,630,014
SiTime Corp.(a) (b)	162,268	46,999,304
Tower Semiconductor Ltd.(a)	35,941	3,061,095

		329,871,360

Software – 8.0%
Alkami Technology, Inc.(a) (b)	1,390,493	28,213,103
Amplitude, Inc. - Class A(a)	2,819,200	28,332,960
Braze, Inc. - Class A(a)	1,005,079	28,805,564
D-Wave Quantum, Inc.(a) (b)	299,081	11,083,942
JFrog Ltd.(a)	722,047	34,282,792
Klaviyo, Inc. - Class A(a)	1,215,166	31,594,316
Netskope, Inc. - Class A(a)	488,012	11,536,604
Rubrik, Inc. - Class A(a)	396,859	29,871,577
ServiceTitan, Inc. - Class A(a) (b)	314,593	29,684,995
Via Transportation, Inc. - Class A(a)	245,863	13,136,460

		246,542,313

Technology Hardware, Storage & Peripherals – 1.5%
ACV Auctions, Inc. - Class A(a)	3,134,566	28,430,514
IonQ, Inc.(a) (b)	301,059	18,780,060

		47,210,574

		790,367,577

Industrials – 25.4%
Aerospace & Defense – 7.6%
AeroVironment, Inc.(a) (b)	145,164	53,697,615
Karman Holdings, Inc.(a) (b)	437,270	36,835,625
Kratos Defense & Security Solutions, Inc.(a) (b)	532,900	48,280,740
Leonardo DRS, Inc.	786,673	28,760,765
Loar Holdings, Inc.(a)	374,510	29,634,976
StandardAero, Inc.(a)	887,220	25,631,786

Company	Shares	U.S. $ Value

Voyager Technologies, Inc. - Class A(a)	328,419	$10,043,053

		232,884,560

Building Products – 2.4%
Armstrong World Industries, Inc.	177,100	33,725,153
Zurn Elkay Water Solutions Corp. - Class C	859,984	40,513,846

		74,238,999

Construction & Engineering – 5.0%
Construction Partners, Inc. - Class A(a) (b)	334,227	38,218,857
Everus Construction Group, Inc.(a)	390,260	35,470,731
Legence Corp. - Class A(a)	682,058	28,216,740
Primoris Services Corp.	360,149	50,968,287

		152,874,615

Electrical Equipment – 2.0%
Bloom Energy Corp. - Class A(a) (b)	463,475	61,252,856

Ground Transportation – 0.0%
Saia, Inc.(a)	3,651	1,067,918

Machinery – 7.3%
Alliance Laundry Holdings, Inc.(a)	670,198	17,760,247
Enpro, Inc.	162,491	37,699,537
Esab Corp.	254,046	29,677,653
ESCO Technologies, Inc.	188,434	41,355,610
ITT, Inc.	186,740	34,559,972
SPX Technologies, Inc.(a)	280,300	62,756,367

		223,809,386

Professional Services – 1.1%
FTI Consulting, Inc.(a)	199,396	32,902,334

		779,030,668

Health Care – 22.0%
Biotechnology – 10.8%
Apogee Therapeutics, Inc.(a)	446,538	25,269,585
Ascendis Pharma A/S (ADR)(a)	91,313	18,408,701
Bridgebio Pharma, Inc.(a)	591,529	37,053,377
Caris Life Sciences, Inc.(a)	548,072	16,486,006
Celcuity, Inc.(a) (b)	244,608	18,873,953
CG oncology, Inc.(a) (b)	447,579	19,366,743
Denali Therapeutics, Inc.(a)	909,342	14,804,088
Dianthus Therapeutics, Inc.(a)	402,182	14,068,326
Halozyme Therapeutics, Inc.(a)	210,902	13,748,701
Kymera Therapeutics, Inc.(a)	202,860	12,544,862
Legend Biotech Corp. (ADR)(a) (b)	402,183	13,030,729
Mineralys Therapeutics, Inc.(a)	414,917	16,953,509
Newamsterdam Pharma Co. NV(a) (b)	509,246	19,325,886
Nuvalent, Inc. - Class A(a)	194,650	19,332,638
Palvella Therapeutics, Inc.(a)	14,662	1,170,614
Rhythm Pharmaceuticals, Inc.(a)	263,323	29,955,625

Company	Shares	U.S. $ Value

Viridian Therapeutics, Inc.(a)	814,490	$19,246,399
Xenon Pharmaceuticals, Inc.(a) (b)	479,945	20,119,294

		329,759,036

Health Care Equipment & Supplies – 3.1%
AtriCure, Inc.(a)	970,137	33,518,233
Glaukos Corp.(a)	487,575	42,940,730
Kestra Medical Technologies Ltd.(a) (b)	679,612	18,607,777

		95,066,740

Health Care Providers & Services – 3.0%
BrightSpring Health Services, Inc.(a) (b)	1,300,135	42,969,462
GeneDx Holdings Corp.(a)	133,994	18,345,119
PROCEPT BioRobotics Corp.(a) (b)	941,116	32,026,177

		93,340,758

Health Care Technology – 1.8%
HeartFlow, Inc.(a)	555,593	20,645,836
Waystar Holding Corp.(a) (b)	978,230	35,069,545

		55,715,381

Life Sciences Tools & Services – 1.4%
Repligen Corp.(a)	286,766	42,745,340

Pharmaceuticals – 1.9%
Ocular Therapeutix, Inc.(a)	1,263,685	14,734,567
Rapport Therapeutics, Inc.(a)	388,683	11,244,599
Structure Therapeutics, Inc. (ADR)(a) (b)	295,610	9,849,726
Trevi Therapeutics, Inc.(a)	1,950,673	22,744,847

		58,573,739

		675,200,994

Consumer Discretionary – 11.9%
Automobile Components – 1.7%
Modine Manufacturing Co.(a) (b)	332,475	50,938,495

Broadline Retail – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	266,726	32,223,168

Diversified Consumer Services – 0.7%
Stubhub Holdings, Inc. - Class A(a) (b)	1,191,099	22,809,546

Hotels, Restaurants & Leisure – 4.3%
Dutch Bros, Inc. - Class A(a)	573,649	31,860,465
Genius Sports Ltd.(a)	1,754,953	19,760,771
Portillo’s, Inc. - Class A(a) (b)	2,655,459	14,206,706
Rush Street Interactive, Inc.(a)	2,149,965	36,463,406
Texas Roadhouse, Inc.	40,558	6,634,478
Wingstop, Inc.(b)	107,972	23,389,974

		132,315,800

Company	Shares	U.S. $ Value

Household Durables – 1.1%
SharkNinja, Inc.(a) (b)	385,120	$32,927,760

Specialty Retail – 3.1%
Boot Barn Holdings, Inc.(a) (b)	241,055	45,716,081
National Vision Holdings, Inc.(a) (b)	903,599	23,267,674
RH(a) (b)	149,112	25,720,329

		94,704,084

		365,918,853

Financials – 7.5%
Capital Markets – 6.2%
Bullish(a)	395,759	20,013,533
Houlihan Lokey, Inc.(b)	175,585	31,443,762
Marex Group PLC(b)	744,589	22,598,276
Piper Sandler Cos.	137,950	44,041,917
StepStone Group, Inc. - Class A	564,204	34,348,739
Stifel Financial Corp.	316,047	37,429,446

		189,875,673

Insurance – 1.3%
Accelerant Holdings - Class A(a)	747,888	8,690,459
Neptune Insurance Holdings, Inc. - Class A(a)	660,514	16,962,000
TWFG, Inc.(a) (b)	562,265	13,696,775

		39,349,234

		229,224,907

Consumer Staples – 2.3%
Beverages – 1.1%
Celsius Holdings, Inc.(a)	544,766	32,811,256

Consumer Staples Distribution & Retail – 1.2%
Chefs’ Warehouse, Inc. (The)(a)	631,596	37,264,164

		70,075,420

Materials – 1.2%
Chemicals – 1.1%
Element Solutions, Inc.(b)	1,186,303	31,698,016

Metals & Mining – 0.1%
USA Rare Earth, Inc.(a) (b)	197,690	3,845,071

		35,543,087

Energy – 0.8%
Energy Equipment & Services – 0.3%
TechnipFMC PLC	194,284	8,033,643

Oil, Gas & Consumable Fuels – 0.5%
Gulfport Energy Corp.(a)	72,000	13,392,720
Permian Resources Corp.	119,230	1,497,529

		14,890,249

		22,923,892

Company	Shares	U.S. $ Value

Communication Services – 0.7%
Media – 0.7%
NIQ Global Intelligence PLC(a)	1,702,959	$21,116,692

Total Common Stocks (cost $2,321,569,360)		2,989,402,090

INVESTMENT COMPANIES – 1.1%
Funds and Investment Trusts – 1.1%
iShares Russell 2000 Growth ETF(b) (c) (cost $19,712,173)	106,639	35,264,451

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (d) (e) (cost $33,960,979)	33,960,979	33,960,979

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $2,375,242,512)		3,058,627,520

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
Investment Companies – 6.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (d) (e) (cost $195,610,868)	195,610,868	195,610,868

Total Investments – 106.2% (cost $2,570,853,380)(f)		3,254,238,388
Other assets less liabilities – (6.2)%		(190,436,064)

Net Assets – 100.0%		$3,063,802,324

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of October 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $855,623,564 and gross unrealized depreciation of investments was $(172,238,556), resulting in net unrealized appreciation of $683,385,008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

October 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,989,402,090	$—	$—	$2,989,402,090
Investment Companies	35,264,451	—	—	35,264,451
Short-Term Investments	33,960,979	—	—	33,960,979
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	195,610,868	—	—	195,610,868

Total Investments in Securities	3,254,238,388	—	—	3,254,238,388
Other Financial Instruments(b)	—	—	—	—

Total	$3,254,238,388	$—	$—	$3,254,238,388

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2025 is as follows:

Fund	Market Value 07/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$42,702	$329,442	$338,183	$33,961	$503
AB Government Money Market Portfolio*	103,147	327,111	234,647	195,611	945
Total	$145,849	$656,553	$572,830	$229,572	$1,448

*	Investments of cash collateral for securities lending transactions